SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS
The Company concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.